Parent Entity Financial Information - Summary of Information Extracted from Books and Records of Parent 1 (Details) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Parent
Statement of profit or loss and other comprehensive income [abstract]
Total accumulated other comprehensive income	$ 65,700,232	$ 20,177,174